Trade Receivables - Loss Allowance (Details) - Trade receivables - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables
Financial assets at beginning of period	$ 1,907
Financial assets at end of period	861	$ 1,907
Gross carrying amount
Trade Receivables
Financial assets at beginning of period	1,924
Financial assets at end of period	875	1,924
Accumulated impairment
Trade Receivables
Financial assets at beginning of period	17	16
Additions for the year	0	292
Charge-off for the year	0	(291)
Exchange effect	(3)	0
Financial assets at end of period	$ 14	$ 17